Schedules of Investments (unaudited)
Pax Core Bond Fund	March 31, 2021

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS: 99.1%
COMMUNITY INVESTMENT NOTES: 0.0% (a)
CINI Investment Note, 2.000%, 11/3/2023 (b)(c)	$293,185	$293,185
(Cost $293,185)

CORPORATE BONDS: 39.0%
COMMUNICATION SERVICES: 3.6%
Alphabet, Inc., 1.900%, 08/15/40	700,000	604,531
Altice France Holding SA, 144A, 10.500%, 05/15/27 (d)	1,000,000	1,127,825
AT&T, Inc., 0.900%, 03/25/24	1,500,000	1,501,401
AT&T, Inc., 4.300%, 02/15/30	1,000,000	1,126,308
AT&T, Inc., 2.750%, 06/01/31	2,000,000	1,992,854
AT&T, Inc., 3.100%, 02/01/43	1,500,000	1,399,065
CCO Holdings, LLC/Capital Corp., 144A, 4.750%, 03/01/30 (d)	1,000,000	1,037,500
Charter Communications Operating, LLC/Capital, 5.050%, 03/30/29	1,000,000	1,149,874
Discovery Communications, LLC, 3.950%, 03/20/28	1,500,000	1,638,633
Discovery Communications, LLC, 4.125%, 05/15/29	500,000	552,766
Level 3 Financing, Inc., 144A, 3.750%, 07/15/29 (d)	1,000,000	979,900
Level 3 Financing, Inc., 144A, 3.875%, 11/15/29 (d)	1,000,000	1,056,065
Netflix, Inc., 5.875%, 11/15/28	1,000,000	1,210,818
Switch, Ltd., 144A, 3.750%, 09/15/28 (d)	1,000,000	986,595
T-Mobile USA, Inc., 4.750%, 02/01/28	1,000,000	1,069,900
T-Mobile USA, Inc., 144A, 3.000%, 02/15/41 (d)	1,000,000	938,140
Verizon Communications, Inc., 0.750%, 03/22/24	2,000,000	2,002,625
Verizon Communications, Inc., 0.510%, 03/22/24 (e)	1,000,000	1,003,136
Verizon Communications, Inc., 3.875%, 02/08/29 (f)	2,000,000	2,226,530
Verizon Communications, Inc., 3.400%, 03/22/41	1,500,000	1,517,909
Walt Disney Co., The, 1.750%, 08/30/24	2,000,000	2,066,202
		27,188,577

CONSUMER DISCRETIONARY: 2.7%
Amazon.com, Inc., 2.500%, 06/03/50	1,000,000	892,691
American University, The, 3.672%, 04/01/49	1,000,000	1,090,745
California Endowment, The, 2.498%, 04/01/51	1,000,000	919,521
Doris Duke Charitable Foundation, The, 2.345%, 07/01/50	2,000,000	1,767,598
eBay, Inc., 2.750%, 01/30/23	1,000,000	1,041,641
Expedia Group, Inc., 144A, 6.250%, 05/01/25 (d)	1,000,000	1,156,925
Home Depot, Inc., The, 2.800%, 09/14/27	2,000,000	2,138,868
Home Depot, Inc., The, 2.950%, 06/15/29	1,000,000	1,060,676
Local Initiatives Support Corp., 1.000%, 11/15/25	1,000,000	977,438
Lowe's Cos., Inc., 1.300%, 04/15/28	1,000,000	950,438
Lowe's Cos., Inc., 3.000%, 10/15/50	250,000	232,539
Lowe's Cos., Inc., 3.500%, 04/01/51	750,000	759,871
Ross Stores, Inc., 3.375%, 09/15/24	2,000,000	2,122,569
Starbucks Corp., 4.450%, 08/15/49	2,000,000	2,317,606
TJX Cos Inc., The, 1.150%, 05/15/28	1,000,000	949,749
Toyota Motor Corp., 0.681%, 03/25/24	1,000,000	999,672
WK Kellogg Foundation Trust, 144A, 2.443%, 10/01/50 (d)	1,000,000	892,012
		20,270,559

CONSUMER STAPLES: 2.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons, LLC, 144A, 3.250%, 03/15/26 (d)	1,000,000	997,420
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons, LLC, 144A, 4.625%, 01/15/27 (d)	1,000,000	1,037,500
Campbell Soup Co., 2.375%, 04/24/30	1,000,000	978,935
Capital Impact Partners, 2.300%, 10/15/24 (b)	500,000	508,470
Clorox Co., The, 1.800%, 05/15/30	1,500,000	1,429,004
CVS Health Corp., 3.625%, 04/01/27	1,000,000	1,095,223
CVS Health Corp., 3 month LIBOR + 0.63%, 4.300%, 03/25/28	564,000	640,688
CVS Health Corp., 3.250%, 08/15/29	500,000	528,727
CVS Health Corp., 1.750%, 08/21/30	500,000	466,743
CVS Health Corp., 5.125%, 07/20/45	1,000,000	1,222,913
General Mills, Inc., 2.875%, 04/15/30	1,000,000	1,032,444
Kellogg Co., 2.100%, 06/01/30	1,000,000	972,513
Keurig Dr Pepper, Inc., 0.750%, 03/15/24	1,000,000	1,000,425
Keurig Dr Pepper, Inc., 3.200%, 05/01/30	1,000,000	1,059,029
Keurig Dr Pepper, Inc., 3.350%, 03/15/51	250,000	248,647
Kraft Heinz Foods Co., 4.250%, 03/01/31	1,000,000	1,102,607
PepsiCo, Inc., 2.875%, 10/15/49	1,000,000	966,434
Raza Development Fund, Inc., 3.534%, 07/01/34	1,000,000	1,086,591
Sysco Corp., 5.950%, 04/01/30	1,500,000	1,877,228
		18,251,541

ENERGY: 0.3%
MidAmerican Energy Co., 3.100%, 05/01/27	1,000,000	1,084,652
MidAmerican Energy Co., 3.650%, 04/15/29	1,000,000	1,109,354
		2,194,006

FINANCIALS: 13.9%
Aflac, Inc., 1.125%, 03/15/26	1,500,000	1,488,251
Aflac, Inc., 3.600%, 04/01/30	1,000,000	1,093,968
Allstate Corp., The, 1.450%, 12/15/30	2,000,000	1,833,409
Allstate Corp., The, 3.850%, 08/10/49	1,000,000	1,099,589
Andrew W Mellon Foundation, The, 0.947%, 08/01/27	1,000,000	973,606
Bank of America Corp., 3.499%, 05/17/22 (e)	3,000,000	3,011,207
Bank of America Corp., 1.486%, 05/19/24 (e)	1,650,000	1,678,048
Bank of America Corp., 0.981%, 09/25/25 (e)	2,000,000	1,995,977
Bank of America Corp., 3.559%, 04/23/27 (e)	1,000,000	1,088,189
Bank of America Corp., 4.083%, 03/20/51 (e)	1,000,000	1,116,454
Bank of Montreal, 2.050%, 11/01/22	1,000,000	1,027,564
Bank of New York Mellon Corp., The, 1.850%, 01/27/23	250,000	257,263
Bank of New York Mellon Corp., The, 3.400%, 01/29/28	1,000,000	1,094,330
BlackRock, Inc., 3.250%, 04/30/29	2,000,000	2,166,384
BlueHub Loan Fund, Inc., 2.890%, 01/01/27	1,000,000	971,852
BNG Bank NV, 144A, 0.500%, 11/24/25 (d)	250,000	244,635
Calvert Impact Capital, Inc., 3.000%, 03/14/25	1,000,000	998,000
Century Housing Corp., 0.375%, 03/15/22	1,000,000	999,843
Charles Schwab Corp., The, 0.750%, 03/18/24	500,000	502,771
Charles Schwab Corp., The, 0.900%, 03/11/26	2,000,000	1,978,333
Chubb INA Holdings, Inc., 1.375%, 09/15/30	2,000,000	1,827,265
Fifth Third Bank, 2.250%, 02/01/27	1,000,000	1,035,918
Ford Motor Credit Co., LLC, 3 month LIBOR + 0.81%, 1.048%, 04/05/21 (e)	1,086,000	1,086,000
Ford Motor Credit Co., LLC, 3.810%, 01/09/24	1,000,000	1,032,500
Ford Motor Credit Co., LLC, 3.375%, 11/13/25	1,000,000	1,018,250
Goldman Sachs Group Inc., The, 0.855%, 02/12/26 (e)	2,500,000	2,457,750
ING Groep NV, 144A, 4.625%, 01/06/26 (d)	2,000,000	2,268,016
JPMorgan Chase & Co., 0.653%, 09/16/24 (e)	3,000,000	3,006,785
JPMorgan Chase & Co., 0.563%, 02/16/25 (e)	2,000,000	1,985,826
JPMorgan Chase & Co., 3.964%, 11/15/48 (e)	1,000,000	1,101,423
Kreditanstalt fuer Wiederaufbau, 3.125%, 12/15/21	7,000,000	7,145,870
Kreditanstalt fuer Wiederaufbau, 2.125%, 06/15/22	1,000,000	1,023,483
Kreditanstalt fuer Wiederaufbau, 2.375%, 12/29/22	3,000,000	3,113,436
Kreditanstalt fuer Wiederaufbau, 2.625%, 02/28/24	5,000,000	5,321,547
Kreditanstalt fuer Wiederaufbau, 2.000%, 05/02/25	3,000,000	3,155,803
Kreditanstalt fuer Wiederaufbau, 0.375%, 07/18/25	1,000,000	980,353
MetLife, Inc., 4.875%, 11/13/43	1,000,000	1,254,862
Metropolitan Life Global Funding I, 144A, 0.950%, 07/02/25 (d)	3,000,000	2,968,094
Morgan Stanley, 0.560%, 11/10/23 (e)	3,000,000	3,001,587
Morgan Stanley, 3.625%, 01/20/27	2,000,000	2,195,117
Morgan Stanley, 4.457%, 04/22/39 (e)	1,000,000	1,170,218
Morgan Stanley, 5.597%, 03/24/51 (e)	1,000,000	1,390,990
MSCI, Inc., 144A, 3.875%, 02/15/31 (d)	1,000,000	1,023,050
National Bank of Canada, 0.900%, 08/15/23 (e)	1,750,000	1,758,544
National Bank of Canada, 0.550%, 11/15/24 (e)	1,600,000	1,596,474
Natwest Group, PLC, 2.359%, 05/22/24 (e)	2,000,000	2,064,447
PNC Bank NA, 3.100%, 10/25/27	1,000,000	1,082,700
PNC Financial Services Group, Inc., The, 2.200%, 11/01/24	3,000,000	3,155,570
PNC Financial Services Group, Inc., The, 3.450%, 04/23/29	500,000	540,329
Progressive Corp., The, 3.200%, 03/26/30	1,500,000	1,612,001
Prudential Financial, Inc., 1.500%, 03/10/26 (f)	250,000	252,348
Prudential Financial, Inc., 4.350%, 02/25/50	1,000,000	1,155,976
Raymond James Financial, Inc., 3.625%, 09/15/26	1,000,000	1,110,165
Royal Bank of Canada, 1.150%, 06/10/25	2,000,000	1,995,515
Sumitomo Mitsui Financial Group, Inc., 0.508%, 01/12/24	2,000,000	1,991,499
Toronto-Dominion Bank, The, 1.900%, 12/01/22	500,000	513,276
Toronto-Dominion Bank, The, 2.650%, 06/12/24	1,000,000	1,061,073
Toyota Motor Credit Corp., 2.150%, 02/13/30	500,000	496,632
Travelers Cos, Inc., The, 4.100%, 03/04/49	1,000,000	1,168,549
Truist Financial Corp., 1.267%, 03/02/27 (e)	2,500,000	2,474,901
USAA Capital Corp., 144A, 1.500%, 05/01/23 (d)	2,500,000	2,554,665
USAA Capital Corp., 144A, 2.125%, 05/01/30 (d)	1,000,000	981,924
		103,750,404

HEALTH CARE: 4.1%
AbbVie, Inc., 3.200%, 11/21/29	1,000,000	1,063,857
AbbVie, Inc., 4.250%, 11/21/49	1,000,000	1,128,540
Agilent Technologies, Inc., 2.300%, 03/12/31	2,000,000	1,948,927
Amgen, Inc., 3.625%, 05/22/24	1,000,000	1,080,037
Amgen, Inc., 1.900%, 02/21/25	500,000	516,771
Anthem, Inc., 2.375%, 01/15/25	1,000,000	1,045,379
Anthem, Inc., 1.500%, 03/15/26	500,000	500,780
Anthem, Inc., 4.101%, 03/01/28	1,000,000	1,125,081
Anthem, Inc., 2.250%, 05/15/30	1,000,000	982,446
Avantor Funding, Inc., 144A, 4.625%, 07/15/28 (d)	1,000,000	1,045,610
Becton Dickinson & Co., 3.363%, 06/06/24	1,000,000	1,074,281
Becton Dickinson & Co., 3.700%, 06/06/27	1,000,000	1,102,239
Becton Dickinson & Co., 1.957%, 02/11/31	500,000	474,381
Becton Dickinson & Co., 4.669%, 06/06/47	1,000,000	1,192,303
Bristol-Myers Squibb Co., 2.900%, 07/26/24	1,276,000	1,365,046
Bristol-Myers Squibb Co., 2.350%, 11/13/40	500,000	454,399
Bristol-Myers Squibb Co., 2.550%, 11/13/50	500,000	445,932
Catalent Pharma Solutions, Inc., 144A, 3.125%, 02/15/29 (d)	1,000,000	961,250
Centene Corp., 4.250%, 12/15/27	1,000,000	1,052,700
Danaher Corp., 2.600%, 10/01/50	1,000,000	883,455
IQVIA, Inc., 144A, 5.000%, 05/15/27 (d)	2,000,000	2,115,520
Jaguar Holding Co. II/PPD Development, LP, 144A, 5.000%, 06/15/28 (d)	1,000,000	1,042,750
Kaiser Foundation Hospitals, 3.266%, 11/01/49	1,000,000	1,026,307
Merck & Co., Inc., 3.400%, 03/07/29	1,000,000	1,099,038
Merck & Co., Inc., 2.350%, 06/24/40	1,000,000	925,301
Quest Diagnostics, Inc., 3.450%, 06/01/26	1,000,000	1,087,775
Seattle Children's Hospital, 1.208%, 10/01/27	1,000,000	967,104
UnitedHealth Group, Inc., 1.250%, 01/15/26	500,000	500,308
UnitedHealth Group, Inc., 2.750%, 05/15/40	500,000	488,712
Zoetis, Inc., 3.000%, 09/12/27	1,000,000	1,071,058
Zoetis, Inc., 3.900%, 08/20/28	1,000,000	1,112,748
		30,880,035

INDUSTRIALS: 3.0%
Burlington Northern Santa Fe, LLC, 3.550%, 02/15/50	1,000,000	1,046,434
Caterpillar, Inc., 2.600%, 04/09/30	1,000,000	1,024,071
Cummins, Inc., 7.125%, 03/01/28	1,000,000	1,299,465
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.750%, 09/15/30	1,000,000	937,966
Masco Corp., 1.500%, 02/15/28	1,000,000	960,947
Meritor, Inc., 144A, 4.500%, 12/15/28 (d)	1,000,000	1,004,875
Nature Conservancy,The, 1.861%, 07/01/33	500,000	462,502
Republic Services, Inc., 1.450%, 02/15/31	2,000,000	1,828,607
Roper Technologies, Inc., 2.000%, 06/30/30	1,500,000	1,428,704
Standard Industries, Inc., 144A, 4.750%, 01/15/28 (d)	1,000,000	1,037,850
Standard Industries, Inc., 144A, 4.375%, 07/15/30 (d)	1,000,000	1,010,535
Tesla Energy Operations, Inc., 4.700%, 05/29/25 (b)	2,000,000	2,066,885
Union Pacific Corp., 3.700%, 03/01/29	1,000,000	1,101,341
Union Pacific Corp., 2.400%, 02/05/30	500,000	501,675
United Rentals North America, Inc., 5.250%, 01/15/30	2,000,000	2,175,620
Waste Management, Inc., 3.150%, 11/15/27	2,500,000	2,706,283
Waste Management, Inc., 2.500%, 11/15/50	350,000	301,844
Xylem, Inc., 1.950%, 01/30/28	1,500,000	1,498,286
		22,393,890
INFORMATION TECHNOLOGY: 3.0%
Analog Devices, Inc., 2.950%, 04/01/25	1,000,000	1,063,349
Apple, Inc., 3.000%, 06/20/27	2,500,000	2,706,545
Apple, Inc., 2.375%, 02/08/41	1,000,000	928,027
Apple, Inc., 2.400%, 08/20/50	1,000,000	860,067
Broadcom, Inc., 144A, 3.500%, 02/15/41 (d)	1,000,000	953,282
Dell International, LLC/EMC Corp., 144A, 6.020%, 06/15/26 (d)	1,000,000	1,184,380
Fiserv, Inc., 2.250%, 06/01/27	1,000,000	1,022,514
Gartner, Inc., 144A, 4.500%, 07/01/28 (d)	1,000,000	1,032,500
Hewlett Packard Enterprise Co., 1.450%, 04/01/24	2,500,000	2,542,252
MasterCard, Inc., 2.950%, 06/01/29	500,000	535,698
Mastercard, Inc., 1.900%, 03/15/31	1,500,000	1,475,205
Mastercard, Inc., 2.950%, 03/15/51	500,000	490,704
Microchip Technology, Inc., 144A, 0.972%, 02/15/24 (d)	2,000,000	1,997,256
NetApp, Inc., 3.250%, 12/15/22	671,000	696,202
NetApp, Inc., 1.875%, 06/22/25	1,000,000	1,021,178
NXP BV/Funding, LLC/USA, Inc., 144A, 3.400%, 05/01/30 (d)	1,000,000	1,054,862
TSMC Global, Ltd., 144A, 0.750%, 09/28/25 (d)	500,000	488,481
Visa, Inc., 3.650%, 09/15/47	2,000,000	2,210,403
		22,262,905

MATERIALS: 0.4%
Ardagh Metal Packaging Finance USA, LLC/Finance PLC, 144A, 4.000%, 09/01/29 (d)	1,000,000	998,750
Ecolab, Inc., 4.800%, 03/24/30	1,000,000	1,196,319
Ecolab, Inc., 2.125%, 08/15/50	500,000	405,762
Owens-Brockway Glass Container, Inc., 144A, 6.625%, 05/13/27 (d)	500,000	544,500
		3,145,331

REAL ESTATE: 2.4%
Alexandria Real Estate Equities, Inc., 2.000%, 05/18/32	500,000	464,876
Alexandria Real Estate Equities, Inc., 1.875%, 02/01/33	1,000,000	909,780
American Tower Corp., 2.400%, 03/15/25	500,000	521,551
American Tower Corp., 1.300%, 09/15/25	500,000	498,173
American Tower Corp., 1.600%, 04/15/26	1,500,000	1,504,156
American Tower Corp., 2.100%, 06/15/30	250,000	237,969
American Tower Corp., 1.875%, 10/15/30	500,000	468,003
American Tower Corp., 2.950%, 01/15/51	500,000	441,410
Crown Castle International Corp, 1.050%, 07/15/26	1,000,000	964,479
Crown Castle International Corp., 3.300%, 07/01/30	500,000	522,836
Equinix, Inc., 1.000%, 09/15/25	1,000,000	982,378
Equinix, Inc., 1.550%, 03/15/28	500,000	478,640
HAT Holdings I, LLC/HAT Holdings II, LLC, 144A, 6.000%, 04/15/25 (d)	1,000,000	1,056,250
HAT Holdings I, LLC/HAT Holdings II, LLC, 144A, 3.750%, 09/15/30 (d)	1,000,000	966,250
Iron Mountain, Inc., 144A, 4.875%, 09/15/27 (d)	1,000,000	1,025,000
Iron Mountain, Inc., 144A, 4.500%, 02/15/31 (d)	1,000,000	989,850
Prologis, LP, 1.250%, 10/15/30	500,000	453,735
Prologis, LP, 1.625%, 03/15/31	1,000,000	928,909
SBA Communications Corp., 144A, 3.125%, 02/01/29 (d)	1,000,000	962,400
UDR, Inc., 1.900%, 03/15/33 (f)	1,000,000	902,178
Welltower, Inc., 2.700%, 02/15/27	1,000,000	1,043,214
Welltower, Inc., 2.800%, 06/01/31	1,500,000	1,493,000
		17,815,037

UTILITIES: 3.2%
AES Corp., The, 144A, 1.375%, 01/15/26 (d)	2,000,000	1,950,210
AES Corp., The, 144A, 2.450%, 01/15/31 (d)	1,000,000	956,171
American Water Capital Corp., 2.800%, 05/01/30	3,000,000	3,091,604
Avangrid, Inc., 3.200%, 04/15/25	1,000,000	1,071,260
Clearway Energy Operating, LLC, 144A, 3.750%, 02/15/31 (d)	1,000,000	961,591
Consolitated Edison Co. of New York, Inc., 3.350%, 04/01/30	1,000,000	1,070,441
DTE Electric Co., 1.900%, 04/01/28	1,500,000	1,494,209
DTE Electric Co., 3.950%, 03/01/49	2,000,000	2,234,560
Georgia Power Co., 3.250%, 03/15/51	1,000,000	956,131
Niagara Mohawk Power Corp., 144A, 1.960%, 06/27/30 (d)	2,000,000	1,912,438
NSTAR Electric Co., 3.250%, 05/15/29	3,000,000	3,215,916
Pattern Energy Operations, LP/Inc., 144A, 4.500%, 08/15/28 (d)	1,000,000	1,018,125
Southern Power Co., 4.150%, 12/01/25	1,000,000	1,114,336
Southern Power Co., 0.900%, 01/15/26	500,000	486,382
Southwestern Public Service Co., 3.150%, 05/01/50	1,500,000	1,452,773
TerraForm Power Operating, LLC, 144A, 4.250%, 01/31/23 (d)	1,000,000	1,034,375
		24,020,522

TOTAL CORPORATE BONDS
(Cost $288,678,105)		292,172,807

U.S. GOVERNMENT AGENCY BONDS: 1.2%
AGENCY SECURITIES: 1.2%
North American Development Bank, 2.400%, 10/26/22	2,000,000	2,054,986
United States International Development Finance Corp., 0.000%, 08/21/21	1,000,000	1,024,840
United States International Development Finance Corp., 0.090%, 09/15/26 (e)	1,833,333	1,834,479
United States International Development Finance Corp., 0.100%, 03/15/30 (e)	2,000,000	2,001,250
United States International Development Finance Corp., 3.520%, 09/20/32	1,642,857	1,832,686

TOTAL U.S. GOVERNMENT AGENCY BONDS		8,748,241
(Cost $8,439,438)

SUPRANATIONAL BONDS: 11.7%
European Bank for Reconstruction & Development, 0.250%, 07/10/23 (f)	3,000,000	2,995,279
European Bank for Reconstruction & Development, 1.625%, 09/27/24	3,000,000	3,108,782
European Bank for Reconstruction & Development, 0.500%, 11/25/25	3,000,000	2,939,197
European Investment Bank, 2.375%, 05/13/21	2,000,000	2,004,783
European Investment Bank, 2.500%, 03/15/23	5,000,000	5,223,291
European Investment Bank, 0.250%, 09/15/23	7,000,000	6,991,838
European Investment Bank, 3.125%, 12/14/23	3,000,000	3,223,465
European Investment Bank, 3.250%, 01/29/24	8,000,000	8,642,782
European Investment Bank, 0.750%, 09/23/30	3,000,000	2,724,851
Inter-American Development Bank, 0.250%, 11/15/23	4,000,000	3,989,521
Inter-American Development Bank, 2.625%, 01/16/24 (f)	3,000,000	3,184,172
Inter-American Development Bank, 0.340%, 10/15/24	4,000,000	3,975,138
Inter-American Development Bank, 1.750%, 03/14/25	3,000,000	3,120,876
Inter-American Development Bank, 0.625%, 07/15/25	3,000,000	2,971,686
Inter-American Development Bank, 0.625%, 09/16/27	600,000	569,706
Inter-American Development Bank, 1.125%, 01/13/31	3,250,000	3,035,674
International Bank for Reconstruction & Development, 2.530%, 03/11/22	4,000,000	4,085,720
International Bank for Reconstruction & Development, 2.125%, 07/01/22	2,000,000	2,048,085
International Bank for Reconstruction & Development, 1.625%, 01/15/25	8,000,000	8,294,756
International Bank for Reconstruction & Development, 0.625%, 04/22/25 (f)	5,000,000	4,980,915
International Bank for Reconstruction & Development, 0.500%, 10/28/25	500,000	490,876
International Bank for Reconstruction & Development, 2.750%, 05/31/36	2,000,000	1,942,862
International Development Association, 144A, 0.375%, 09/23/25 (d)	3,200,000	3,115,938
International Finance Corp., 0.375%, 07/16/25	1,000,000	980,048
Nordic Investment Bank, 0.375%, 09/11/25	3,000,000	2,933,180

TOTAL SUPRANATIONAL BONDS		87,573,421
(Cost $87,632,008)

MUNICIPAL BONDS: 1.3%
California Health Facilities Financing Authority, 1.970%, 06/01/23	500,000	514,717
City of Los Angeles CA Wastewater System Revenue, 4.029%, 06/01/39	1,020,000	1,099,477
Ford Foundation, The, 2.415%, 06/01/50	750,000	677,603
Ontario Teachers' Finance Trust, 144A, 1.250%, 09/27/30 (d)	1,000,000	928,886
President & Fellows of Harvard College, 2.517%, 10/15/50	500,000	466,121
Santa Clara Valley Water District, 3.369%, 06/01/27	1,305,000	1,421,397
State of California, 7.550%, 04/01/39	2,000,000	3,234,670
University of Massachusetts Building Authority, 6.573%, 05/01/39	125,000	125,381
University of Massachusetts Building Authority, 5.450%, 11/01/40	1,225,000	1,582,960
TOTAL MUNICIPAL BONDS		10,051,212
(Cost $9,750,170)

U.S. TREASURY NOTES: 13.1%
0.125%, 04/15/21 (TIPS)	3,310,620	3,317,357
0.125%, 04/15/22 (TIPS)	6,452,760	6,637,715
0.125%, 07/15/24 (TIPS)	4,406,000	4,767,981
0.625%, 01/15/26 (TIPS)	3,302,190	3,672,019
0.500%, 02/28/26 (f)	16,000,000	15,680,000
0.375%, 07/15/27 (TIPS)	7,484,400	8,302,216
1.125%, 02/29/28 (f)	12,000,000	11,780,625
0.875%, 11/15/30 (f)	2,000,000	1,848,125
1.125%, 02/15/31 (f)	5,000,000	4,720,703
5.000%, 05/15/37	2,000,000	2,804,375
1.875%, 02/15/41	21,000,000	19,510,313
1.000%, 02/15/48 (TIPS)	1,060,620	1,314,184
1.625%, 11/15/50	16,000,000	13,285,000

TOTAL U.S. TREASURY NOTES		97,640,613
(Cost $99,625,415)

ASSET-BACKED SECURITIES: 7.9%
AMSR 2020-SFR4 Trust, 144A, 1.355%, 11/17/37 (d)	3,000,000	2,981,972
Bayview Opportunity Master Fund IVa Trust 2016, 144A, 4.000%, 04/28/55 (d)	729,961	749,686
Carmax Auto Owner Trust 2019-4, 2.800%, 04/15/26	2,000,000	2,061,322
CarMax Auto Owner Trust 2020-3, 2.530%, 01/15/27	2,000,000	2,073,610
Commonbond Student Loan Trust 2016-B, 144A, 2.730%, 10/25/40 (d)	342,051	347,834
Commonbond Student Loan Trust 2018-C-GS, 144A, 3.870%, 02/25/46 (d)	1,184,612	1,220,388
Commonbond Student Loan Trust 2019-A-GS, 144A, 2.540%, 01/25/47 (d)	1,150,332	1,180,886
Commonbond Student Loan Trust 2020-A-GS, 144A, 1.980%, 08/25/50 (d)	1,020,558	1,036,160
Commonbond Student Loan Trust 2021-A-GS, 144A, 1.200%, 03/25/52 (d)	500,000	498,594
Dell Equipment Finance Trust 2019-1, 144A, 3.450%, 03/24/25 (d)	1,305,000	1,327,848
FirstKey Homes 2020-SFR1 Trust, 144A, 1.339%, 09/17/25 (d)	1,000,000	998,281
Foundation Finance Trust 2021-1, 144A, 1.270%, 05/15/41 (d)	2,500,000	2,487,988
Loanpal Solar Loan 2021-2 Ltd, 144A, 2.220%, 03/20/48 (d)	500,000	500,662
Mastr Asset Backed Securities Trust 2007-NCW, 1 month LIBOR + 0.60%, 144A, 0.720%, 05/25/37 (b)(d)(e)	1,246,413	1,186,010
Mill City Mortgage Trust 2015-1, 144A, 3.671%, 06/25/56 (d)(e)	2,000,000	2,076,097
Mill City Solar Loan 2019-1, Ltd., 144A, 4.340%, 03/20/43 (d)	668,244	726,873
Mill City Solar Loan 2019-2, Ltd., 144A, 3.690%, 07/20/43 (d)	713,795	754,675
Mosaic Solar Loan Trust 2018-1, 144A, 4.010%, 06/22/43 (d)	1,026,320	1,108,876
Mosaic Solar Loan Trust 2019-2, 144A, 2.880%, 09/20/40 (d)	570,949	597,494
Mosaic Solar Loan Trust 2020-1, 144A, 2.100%, 04/20/46 (d)	724,352	732,864
Mosaic Solar Loan Trust 2020-2, 144A, 3.000%, 08/20/46 (d)	1,250,000	1,272,153
Mosaic Solar Loan Trust 2020-2, 144A, 1.440%, 08/20/46 (d)	1,386,814	1,354,036
Mosaic Solar Loan Trust 2021-1, 144A, 1.510%, 12/20/46 (d)	1,300,000	1,275,630
Mosaic Solar Loans 2017-1 LLC, 144A, 4.450%, 06/20/42 (d)	692,101	755,784
Mosaic Solar Loans 2017-2 LLC, 144A, 3.820%, 06/22/43 (d)	790,949	852,139
Mosaic Solar Loans 2017-2 LLC, 144A, 2.000%, 06/22/43 (d)	1,008,770	1,013,150
Progress Residential 2021-SFR1, 144A, 1.052%, 04/17/38 (d)	750,000	735,210
SoFi Professional Loan Program 2015-d, LLC, 144A, 3.590%, 10/26/37 (d)	924,284	935,347
SoFi Professional Loan Program 2017-B, LLC, 144A, 3.700%, 05/25/40 (d)(e)	1,900,000	1,970,061
SoFi Professional Loan Program 2017-D, LLC, 144A, 2.650%, 09/25/40 (d)	475,083	485,947
SoFi Professional Loan Program 2017-F, LLC, 144A, 3.620%, 01/25/41 (d)	1,800,000	1,855,772
SoFi Professional Loan Program 2018-B Trust, 144A, 3.830%, 08/25/47 (d)	500,000	524,630
SoFi Professional Loan Program 2018-B Trust, 144A, 3.340%, 08/25/47 (d)	1,476,970	1,528,541
Sofi Professional Loan Program 2019-C, LLC, 144A, 2.370%, 11/16/48 (d)	1,724,900	1,762,602
Sunnova Helios II Issuer, LLC 2021-A, 144A, 1.800%, 02/20/48 (d)	494,915	490,165
Sunnova Sol Issuer, LLC, 144A, 3.350%, 02/01/55 (d)	976,950	1,004,642
Sunrun Athena Issuer 2018-1, LLC, 144A, 5.310%, 04/30/49 (d)	947,410	1,042,486
Sunrun Atlas Issuer 2019-2, LLC, 144A, 3.610%, 02/01/55 (d)	968,397	1,024,857
Tesla Auto Lease Trust 2018-B, 144A, 5.290%, 11/22/21 (d)	2,000,000	2,029,004
Tesla Auto Lease Trust 2018-B, 144A, 7.870%, 06/20/22 (d)	1,500,000	1,538,982
Tesla Auto Lease Trust 2019-A, 144A, 2.410%, 12/20/22 (d)	1,160,000	1,189,771
Tesla Auto Lease Trust 2019-A, 144A, 5.480%, 05/22/23 (d)	1,000,000	1,056,293
Tesla Auto Lease Trust 2020-A, 144A, 1.680%, 02/20/24 (d)	1,630,000	1,652,809
Tesla Auto Lease Trust 2021-A, 144A, 1.180%, 03/20/25 (d)	750,000	749,430
Towd Point Mortgage Trust 2015-2, 144A, 3.750%, 11/25/57 (d)(e)	1,000,000	1,046,669
Towd Point Mortgage Trust 2015-2, 144A, 3.504%, 11/25/60 (d)(e)	2,000,000	2,108,177
Towd Point Mortgage Trust 2017-6, 144A, 3.000%, 10/25/57 (d)(e)	1,000,000	1,051,320
Tricon American Homes 2020-SFR2 Trust, 144A, 1.482%, 11/17/39 (d)	1,000,000	970,690
Vivint Solar Financing V, LLC, 144A, 4.730%, 04/30/48 (d)	959,887	1,033,322

TOTAL ASSET-BACKED SECURITIES		58,957,739
(Cost $58,021,142)

MORTGAGE-BACKED SECURITIES: 24.9%
GINNIE MAE (MORTGAGE-BACKED): 0.9%
1.550%, 06/16/36	1,020,237	1,024,241
3.020%, 09/15/41	1,750,976	1,872,177
2.844%, 09/16/50 (e)	2,000,000	2,074,060
2.773%, 03/16/55 (e)	1,364,243	1,417,229
		6,387,707

FREDDIE MAC (MORTGAGE-BACKED): 7.1%
4.000%, 06/01/26	1,113,844	1,188,459
2.939%, 04/25/29	3,000,000	3,240,672
0.704%, 04/25/29 (e)	500,000	482,901
2.412%, 08/25/29	2,000,000	2,087,080
1.503%, 09/25/30	450,000	435,839
1.487%, 11/25/30	2,750,000	2,652,779
3.000%, 07/01/33	1,118,267	1,176,956
4.500%, 01/01/34	1,031,386	1,120,267
3.500%, 01/01/34	987,545	1,066,896
3.000%, 12/01/34	1,324,300	1,397,829
4.000%, 10/01/35	1,771,318	1,939,048
3.500%, 01/01/44	1,327,553	1,442,778
3.500%, 02/01/45	1,329,510	1,453,319
3.000%, 06/01/46	1,652,268	1,762,315
3.000%, 01/01/47	1,944,180	2,056,193
4.000%, 08/01/47	663,878	716,950
3.500%, 08/01/47	1,352,325	1,436,826
3.500%, 09/01/47	885,205	939,503
3.500%, 10/01/47	1,390,534	1,476,811
3.500%, 12/01/47	962,416	1,021,987
3.500%, 03/01/48	1,069,123	1,131,514
4.000%, 04/01/48	2,564,168	2,770,971
3.500%, 05/01/48	948,164	1,004,849
3.500%, 06/01/49	1,108,571	1,171,972
3.000%, 12/01/49	2,626,926	2,748,138
3.000%, 02/01/50	5,052,592	5,298,348
3.000%, 03/01/50	2,617,091	2,732,372
3.220%, 03/25/50, 144A (d)(e)	2,000,000	2,034,473
2.500%, 05/01/50	2,199,258	2,258,453
1.340%, 10/25/50, 144A (d)(e)	257,325	257,629
2.000%, 02/01/51	2,980,407	2,979,973
		53,484,100

FANNIE MAE (MORTGAGE-BACKED): 15.7%
2.805%, 02/25/27 (e)	2,785,862	3,005,679
3.270%, 09/01/27	2,291,304	2,387,398
2.903%, 01/25/28 (e)	1,900,000	2,062,103
3.325%, 06/25/28 (e)	2,000,000	2,226,954
3.555%, 09/25/28 (e)	2,034,000	2,293,008
3.660%, 01/01/29	1,932,714	2,012,471
2.937%, 04/25/29	2,000,000	2,177,765
1.383%, 12/25/30 (e)	2,700,000	2,586,067
3.500%, 07/01/35	995,898	1,071,067
2.000%, 03/01/36	3,000,000	3,092,060
4.000%, 03/01/38	1,536,608	1,683,455
3.500%, 09/01/39	1,017,937	1,074,670
2.000%, 11/01/40	1,963,328	1,988,584
2.500%, 12/01/40	2,913,894	3,018,585
2.000%, 12/01/40	4,930,961	4,994,395
4.000%, 02/01/41	2,131,536	2,361,013
4.000%, 01/01/42	2,081,001	2,304,211
3.500%, 01/01/43	2,248,288	2,439,406
3.500%, 08/01/45	1,516,032	1,631,582
4.000%, 09/01/45	929,781	1,015,980
3.500%, 10/01/45	1,119,021	1,201,438
4.000%, 11/01/45	2,023,532	2,221,734
4.000%, 06/01/46	899,357	981,122
3.000%, 06/01/46	1,951,896	2,037,113
4.000%, 07/01/46	1,222,493	1,345,421
4.500%, 09/01/46	1,318,520	1,490,100
4.000%, 01/01/47	817,563	892,377
4.000%, 05/01/47	2,197,748	2,383,051
4.000%, 06/01/47	1,707,008	1,846,734
3.500%, 06/01/47	1,364,310	1,460,576
3.500%, 08/01/47	644,577	681,114
3.500%, 11/01/47	1,662,898	1,792,144
4.000%, 01/01/48	1,571,669	1,720,951
3.500%, 03/01/48	874,207	927,225
3.500%, 04/01/48	2,605,104	2,822,564
3.500%, 06/01/48	1,667,130	1,791,756
3.000%, 10/01/48	733,200	743,304
3.500%, 07/01/49	1,082,039	1,155,285
3.500%, 09/01/49	870,420	918,994
3.000%, 09/01/49	950,016	991,521
3.000%, 10/01/49	2,176,665	2,293,815
3.500%, 02/01/50	1,540,100	1,626,229
4.000%, 03/01/50	2,538,656	2,755,281
3.000%, 03/01/50	1,988,678	2,090,550
2.500%, 03/01/50	2,481,569	2,548,365
2.500%, 08/01/50	2,881,517	2,968,722
2.500%, 09/01/50	7,671,394	7,882,761
2.000%, 10/01/50	3,883,014	3,898,263
3.000%, 11/01/50	1,916,254	2,031,376
2.500%, 11/01/50	2,919,138	3,001,743
1.500%, 11/01/50	2,926,069	2,841,081
2.500%, 12/01/50	4,933,888	5,066,105
2.000%, 12/01/50	1,977,513	1,975,136
2.500%, 01/01/51	1,991,529	2,044,735
		117,855,139

COMMERCIAL MORTGAGE-BACKED: 1.2%
Arroyo Mortgage Trust 2018-1, 144A, 3.763%, 04/25/48 (d)(e)	1,040,929	1,046,661
Bellemeade Re 2018-1, Ltd., 1 month LIBOR + 1.60%, 144A, 1.720%, 04/25/28 (d)(e)	373,364	373,647
COLT 2020-1 Mortgage Loan Trust, 144A, 2.693%, 02/25/50 (d)(e)	1,421,489	1,435,967
New Residential Mortgage Loan Trust 2019-2, 144A, 4.250%, 12/25/57 (d)(e)	1,573,257	1,673,973
New Residential Mortgage Loan Trust 2019-4, 144A, 3.500%, 12/25/58 (d)(e)	655,653	691,893
New Residential Mortgage Loan Trust 2019-5, 144A, 3.500%, 08/25/59 (d)(e)	970,066	1,014,810
New Residential Mortgage Loan Trust 2019-RPL3, 144A, 2.750%, 07/25/59 (d)(e)	1,879,246	1,961,638
Radnor RE 2018-1, Ltd., 1 month LIBOR + 1.40%, 144A, 1.520%, 03/25/28 (d)(e)	117,756	117,778
Sequoia Mortgage Trust 2018-CH1, 144A, 4.000%, 02/25/48 (d)(e)	356,087	363,342
		8,679,709
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $183,339,989)		186,406,655

TOTAL BONDS
(Cost $735,779,452)		741,843,873

CERTIFICATES OF DEPOSIT: 0.1%
Community Credit Union of Lynn, 2.200%, 11/29/22 (b)	250,000	258,638
Self-Help Federal Credit Union, 1.900%, 12/20/21 (b)	250,000	253,364
TOTAL CERTIFICATES OF DEPOSIT		512,002
(Cost $500,000)

MONEY MARKET: 0.9%
State Street Institutional U.S. Government Money Market Fund, 0.040% (g)(h)	6,578,150	6,578,150
(Cost $6,578,150)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 4.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.033% (g)(h)	31,977,413	31,977,413
(Cost $31,977,413)

TOTAL INVESTMENTS: 104.4%
(Cost $774,835,015)		780,911,438

PAYABLE UPON RETURN OF SECURITIES LOANED (NET):- 4.3%		(31,977,413)

OTHER ASSETS AND LIABILITIES - (NET):- 0.1%		(603,752)

Net Assets: 100.0%		$748,330,273

(a)	Rounds to less than 0.05%.
(b)	Illiquid security.
(c)	Security valued using significant unobservable inputs.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(e)	Rate shown reflects the accrual rate as of March 31, 2021 on securities with variable or step rates.
(f)	Security of partial position of this security was on loan as of March 31, 2021. The total market value of securities on loan as of March 31, 2021 was $31,277,199.
(g)	Rate shown represents annualized 7-day yield as of March 31, 2021.
(h)	Premier Class shares

LIBOR-London Inter-bank Offered Rate. At March 31, 2021 the 1 month and 3 month LIBOR rates were 0.111% and 0.194%, respectively.

LP - Limited Partnership

TIPS - Treasury Inflation Protected Securities

March 31, 2021

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the "Boards" or "Boards of Trustees")(so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At March 31, 2021, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $293,185, representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held three securities fair valued at $500,813, representing 0.09% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 –	unadjusted quoted prices in active markets for identical investments

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2021:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$1,173,410,969	$-	$-	$1,173,410,969
Cash Equivalents	36,356,053	-	-	36,356,053
Total	$1,209,767,022	$-	$-	$1,209,767,022
Small Cap
Common Stocks	$552,163,371	$-	$-	$552,163,371
Cash Equivalents	26,033,474	-	-	26,033,474
Total	$578,196,845	$-	$-	$578,196,845
Global Opportunities
Common Stocks	$63,002,877	$42,919,907	$-	$105,922,784
Cash Equivalents	1,255,454	-	-	1,255,454
Total	$64,258,331	$42,919,907	$-	$107,178,238
Global Environmental Markets
Common Stocks	$1,159,764,103	$826,396,935	$-	$1,986,161,038
Cash Equivalents	70,164,216	-	-	70,164,216
Total	$1,229,928,319	$826,396,935	$-	$2,056,325,254
Global Women’s Leadership
Common Stocks	$599,459,192	$217,815,568	$-	$817,274,760
Preferred Stocks	-	710,081	-	710,081
Rights	1,888	-	-	1,888
Cash Equivalents	3,479,146	-	-	3,479,146
Total	$602,940,226	$218,525,649	$-	$821,465,875
Global Sustainable Infrastructure
Common Stocks	$44,945,039	$50,120,345	$-	$95,065,384
Closed-End Funds	240,520	-	-	240,520
Cash Equivalents	16,608,898	-	-	16,608,898
Total	$61,794,457	$50,120,345	$-	$111,914,802
U.S. Sustainable Economy
Common Stocks	$269,341,168	$-	$-	$269,341,168
Cash Equivalents	2,693,226	-	-	2,693,226
Total	$272,034,394	$-	$-	$272,034,394
Int'l Sustainable Economy
Common Stocks	$2,164,557	$733,578,155	$-	$735,742,712
Preferred Stocks	-	1,890,690	-	1,890,690
Rights	17,444	-	-	17,444
Cash Equivalents	2,961,839	-	-	2,961,839
Total	$5,143,840	$735,468,845	$-	$740,612,685
Core Bond
Community Investment Notes	$-	$-	$293,185	$293,185
Corporate Bonds	-	292,172,807	-	292,172,807
U.S. Gov't Agency Bonds	-	8,748,241	-	8,748,241
Supranational Bonds	-	87,573,421	-	87,573,421
Municipal Bonds	-	10,051,212	-	10,051,212
U.S. Treasury Notes	-	97,640,613	-	97,640,613
Asset-Backed Securities	-	58,957,739	-	58,957,739
Mortgage-Backed Securities	-	186,406,655	-	186,406,655
Medium Term Certificates of Deposit	-	258,638	-	258,638
Cash Equivalents	38,555,563	253,364	-	38,808,927
Total	$38,555,563	$742,062,690	$293,185	$780,911,438
High Yield Bond
Community Investment Notes	$-	$-	$500,813	$500,813
Common Stocks	-	0	-	0
Preferred Stocks	-	2,915,800	0	2,915,800
Corporate Bonds	-	502,823,274	-	502,823,274
Loans	-	11,218,746	-	11,218,746
Medium Term Certificates of Deposit	-	100,622	-	100,622
Cash Equivalents	18,746,040	905,382	-	19,651,422
Total	$18,746,040	$517,963,824	$500,813	$537,210,677
Sustainable Allocation
Affiliated Investment Companies	$2,183,374,633	$-	$-	$2,183,374,633
Cash Equivalents	128,008,467	-	-	128,008,467
Total	$2,311,383,100	$-	$-	$2,311,383,100

*	Table includes securities valued at zero.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At March 31, 2021, the Sustainable Allocation Fund held the following investments in affiliated Funds:

Fund	Shares Held at 12/31/20	Gross Additions	Gross Reductions	Shares Held at 3/31/2021	Value at 12/31/20	Dividend Income	Realized Gains/ Losses[1]	Unrealized Appreciation/ Depreciation	Value at 03/31/21
Sustainable Allocation
Large Cap	74,122,950	-	-	74,122,950	$893,181,549	$-	$-	$83,758,934	$976,940,481
Small Cap	3,935,579	231,348	-	4,166,927	62,929,908	-	-	8,866,487	75,796,395
Global Opportunities	2,572,091	1,196,455	-	3,768,546	37,784,018	-	-	141,207	55,925,225
Global Environmental Markets	2,180,751	456,204	-	2,636,955	46,297,333	-	-	2,506,761	58,804,094
Global Women's Leadership	1,533,441	318,269	-	1,851,710	46,769,952	-	-	2,114,415	58,884,368
Global Sustainable Infrastructure	8,320,411	-	3,465,629	4,854,782	118,233,034	-	-	(8,447,436)	74,375,258
International Sustainable Economy	15,860,899	-	-	15,860,899	160,829,518	-	-	3,806,616	164,636,134
Core Bond	66,559,119	2,004,834	-	68,563,953	702,864,297	3,016,510	-	(25,899,766)	697,981,041
High Yield	-	2,920,064	-	2,920,064	-	2,397	-	29,240	20,031,637
Total					$2,068,889,609	$3,018,907	$-	$66,876,457	$2,183,374,633

[1]	Includes realized capital gain distributions, from an affiliated fund, if any.